Share-based Payments	6 Months Ended
Jun. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments

Note 13 Share based payments

Share based payments expense for the half-year period is derived as follows:

30 June 2024
US$
Share rights granted in current year	242,106
Share rights granted in prior year	-
Performance rights granted in current year	1,353,090
Performance rights granted in prior years	2,775,150
Options granted in prior years	376,356
Share based payment expense	4,746,702
Payment of withholding tax - Performance rights	(95,799)
Exchange differences	14,705
Movement in share-based payments reserve	4,665,608

(a)
Performance rights granted in the current period

During the six-month period ended June 30, 2024, performance rights (convertible to ordinary shares on a 1:1 basis) were granted to KMP, other employees and contractors as set out in the table below. The value of each performance right was determined with reference to the market value of the underlying securities on the grant date. An expense of $1,353,090 has been recognised in the half-year ended June 30, 2024. The vesting of the performance rights is conditional upon the continued employment of the employee, and for KMP, also the achievement of performance conditions. Further details of the performance rights are set out in the table below:

Note 13 Share based payments (continued)

Name	Grant date	Number	Vesting date	Fair value AUD	Expiry	Expense recognised
						US$
Rashda Buttar	April 18, 2024	1,075,930	December 31, 2026	$0.93	Cessation of employment	98,922
Nick Liveris	April 18, 2024	1,398,709	December 31, 2026	$0.93	Cessation of employment	142,377
Chris Burns	April 18, 2024	3,658,161	December 31, 2026	$0.93	Cessation of employment	372,371
Non-KMP employees	April 18, 2024	1,075,930	December 31, 2026	$0.93	Cessation of employment	109,521
Non-KMP employees	January 31, 2024	4,894,445	¼ January 5, 2025	$0.57	Cessation of employment	467,955
			¼ January 5, 2026
			¼ January 5, 2027
			¼ January 5, 2028
Non-KMP employees	February 16, 2024	722,884	¼ January 19, 2025	$0.84	Cessation of employment	100,306
			¼ January 19, 2026
			¼ January 19, 2027
			¼ January 19, 2028
Non-KMP employees	February 21, 2024	172,400	4 equal annual tranches commencing on the anniversary of employment	$0.80	Cessation of employment	18,187
Non-KMP employees	March 11, 2024	96,014		$1.01	Cessation of employment	10,205
Non-KMP employees	March 25, 2024	96,014		$0.87	Cessation of employment	7,692
Non-KMP employees	April 5, 2024	17,195		$1.01	Cessation of employment	4,330
Non-KMP employees	April 8, 2024	80,612		$0.87	Cessation of employment	5,503
Non-KMP employees	April 15, 2024	181,376		$0.83	Cessation of employment	10,891
Non-KMP employees	April 29, 2024	82,425		$0.72	Cessation of employment	3,513
Non-KMP employees	May 27, 2024	58,423		$0.69	Cessation of employment	1,316
Total number issued		13,610,518	Total expense recognised			1,353,090